Schedule of movement in allowance for doubtful security deposits (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other Financial Assets Current
Balance at the beginning of the year
Provisions accrued during the year	6,743
Amount written off during the year	(1,329)
Balance at the end of the year	₨ 5,414